PRINCIPAL ACCOUNTING POLICIES - CHANGES IN ACCOUNTING POLICIES - IFRS 9 Financial Instruments - Impact of adoption (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)
Disclosure of effect of overlay approach reclassification on profit or loss [abstract]
Closing retained earnings as end of year - IAS 39	¥ 6,928,886,000	¥ 6,928,886,000
Reclassify investments from AFS to FVOCI		0
Increase in provision for trade receivables, prepayments and other receivables and long-term receivable		(66,231,000)
Increase in deferred tax assets relating to impairment provisions		16,558,000
Decrease in statutory surplus reserve		4,967,000
Opening retained earnings of year - IFRS 9	6,884,180,000	7,017,944,000	$ 1,020,718		¥ 6,928,886,000
Equity investments [member]
Disclosure of reclassification of financial assets [abstract]
Carrying amount - Original	296,414,000
Trade receivables [member]
Disclosure of reclassification of financial assets [abstract]
Carrying amount - Original	4,142,210,000
Prepayment and other receivables [member]
Disclosure of reclassification of financial assets [abstract]
Carrying amount - Original	314,251,000
Cash and cash equivalents [member]
Disclosure of reclassification of financial assets [abstract]
Carrying amount - Original	1,160,515,000
Short-term deposits [member]
Disclosure of reclassification of financial assets [abstract]
Carrying amount - Original	108,000,000
Effect of overlay approach reclassification [member] | Equity investments [member]
Disclosure of reclassification of financial assets [abstract]
Assets reclassified from AFS to FVOCI	¥ 296,414,000
Measurement category - Original (IAS 39)	AFS
Measurement category - New (IFRS 9)	FVOCI
Carrying amount - New	¥ 296,414,000
Difference	¥ 0
Effect of overlay approach reclassification [member] | Trade receivables [member]
Disclosure of reclassification of financial assets [abstract]
Measurement category - Original (IAS 39)	Amortised cost
Measurement category - New (IFRS 9)	Amortised cost
Carrying amount - New	¥ 4,081,506,000
Difference	(60,704,000)
Increase (decrease) of loss provision	¥ 60,704,000	(5,695,000)
Effect of overlay approach reclassification [member] | Prepayment and other receivables [member]
Disclosure of reclassification of financial assets [abstract]
Measurement category - Original (IAS 39)	Amortised cost
Measurement category - New (IFRS 9)	Amortised cost
Carrying amount - New	¥ 308,724,000
Difference	¥ (5,527,000)
Effect of overlay approach reclassification [member] | Cash and cash equivalents [member]
Disclosure of reclassification of financial assets [abstract]
Measurement category - Original (IAS 39)	Amortised cost
Measurement category - New (IFRS 9)	Amortised cost
Carrying amount - New	¥ 1,160,515,000
Difference	¥ 0
Effect of overlay approach reclassification [member] | Short-term deposits [member]
Disclosure of reclassification of financial assets [abstract]
Measurement category - Original (IAS 39)	Amortised cost
Measurement category - New (IFRS 9)	Amortised cost
Carrying amount - New	¥ 108,000,000
Difference	0
Effect of overlay approach reclassification [member] | Other receivables and long-term receivable [member]
Disclosure of reclassification of financial assets [abstract]
Increase (decrease) of loss provision	¥ 18,852,000	¥ (8,262,000)			¥ 13,325,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .